Inventories	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Inventories
11.	INVENTORIES

	December 31
	2020 (Retrospectively Adjusted)	2021
	NT$	NT$	US$ (Note 4)

Finished goods	$8,822,632	$8,454,783	$304,787
Work in process	6,856,405	7,950,743	286,617
Raw materials	29,428,008	46,978,647	1,693,534
Supplies	2,691,779	3,339,042	120,369
Raw materials and supplies in transit	791,610	1,109,766	40,006

	$48,590,434	$67,832,981	$2,445,313

The cost of inventories recognized as operating costs for the years ended December 31, 2019, 2020 and 2021 were NT$347,877,603 thousand, NT$398,068,260 thousand and NT$458,345,579 thousand (US$16,522,912 thousand), respectively, which included write-downs of inventories at NT$452,134 thousand, NT$1,493,793 thousand and NT$647,946 thousand (US$23,358 thousand), respectively.